Other Liabilities - Current Table (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Other Liabilities Disclosure [Abstract]
Revenues and royalties due others	$ 516	$ 687
Accrued drilling and production costs	326	258
Joint interest prepayments received	52	73
VPP deferred revenue	55	59
Accrued compensation and benefits	156	202
Other accrued taxes	150	108
Other	177	212
Total other current liabilities	$ 1,432	$ 1,599